Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	55,318,923	60,244,982	55,164,971	60,263,021
Effect of dilutive share options outstanding	1,261,876	1,556,705	1,262,545	1,586,305
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	56,580,799	61,801,687	56,427,516	61,849,326